Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Components of income (loss) before income taxes

	Year ended December 31,
	2011	2010	2009
Income (loss) before income taxes:
U.S.	$(101)	$(108)	$21
Non U.S.	(6)	43	(48)

	$(107)	$(65)	$(27)

Summary of income tax expense (benefit) attributable to income (loss) from operations

	Current	Deferred	Total
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27

	$18	$9	$27

Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)

	$17	$(19)	$(2)

Year ended December 31, 2009:
United States federal	$—	$(3)	$(3)
State and local	—	—	—
Non U.S. jurisdictions	14	4	18

	$14	$1	$15

Summary of pretax income from continuing operations

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(37)	$(23)	$(9)
State and local income taxes, net of Federal income tax benefit	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(2)	4	(2)
Non U.S. tax rate differential	2	(8)	12
Branch accounting effect	12	35	(24)
Withholding taxes	1	2	—
Valuation allowance	53	(14)	37
Permanent differences	(2)	2	7
Elective asset step up	—	—	(6)

	$27	$(2)	$15

Tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities

	U.S.		Non U.S.
	2011	2010	2011	2010
Current deferred tax assets:
Inventory	$9	$8	$5	$7
Vacation	4	8	2	3
Provision for expenses related to timing	3	2	15	3
Net operating losses	—	—	—	5
Other	12	4	2	3

Total current deferred tax assets	28	22	24	21

Noncurrent deferred tax assets:
Amortization	162	185	7	10
Depreciation	23	19	14	13
Pension	124	102	27	37
Net operating losses	307	266	84	73
Branch accounting future credits	13	22	—	—
Reserves	2	1	—	—
Deferred interest deductions	—	—	18	14
Other	7	7	2	6

Total noncurrent deferred tax assets	638	602	152	153

Total gross deferred tax assets	666	624	176	174
Less valuation allowance	(655)	(612)	(64)	(40)

Net deferred tax assets	11	12	112	134

Current deferred tax liabilities:
Inventory	—	—	8	11
Provision for expenses related to timing	—	—	3	7
Other	—	—	13	1

Total current deferred tax liabilities	—	—	24	19

Noncurrent deferred tax liabilities:
Amortization	—	—	75	85
Depreciation	—	—	45	47
Other	11	12	4	6

Total noncurrent deferred tax liabilities	11	12	124	138

Total deferred tax liabilities	11	12	148	157

Net deferred tax asset (liability)	$—	$—	$(36)	$(23)

Schedule of net operating loss

Country	NOL value
United States	$850
Japan	108
Germany	100
Thailand	35
Other	18

Total	$1,111

Summary of reconciliation of beginning and ending amount of unrecognized tax

Unrecognized Tax Benefits, December 31, 2009	$18
Additions for tax positions of the current year	3
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(5)
Settlements	—
Statute of limitations expiration	—
Foreign currency translation	4

Balance at December 31, 2010	20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2

Balance at December 31, 2011	$21